Other Investments - Components of other investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Investments [Line Items]
Other investments	$ 1,164,630	$ 1,219,879
Alternative funds
Other Investments [Line Items]
Other investments	645,187	694,872
Arbitrage
Other Investments [Line Items]
Other investments	158,220	278,680
Directional
Other Investments [Line Items]
Other investments	357,469	254,616
Event driven
Other Investments [Line Items]
Other investments	56,873	96,451
Multi-style
Other Investments [Line Items]
Other investments	72,625	65,125
Private investment funds
Other Investments [Line Items]
Other investments	94,064	89,469
Overseas deposits
Other Investments [Line Items]
Other investments	111,302	96,117
Structured transactions
Other Investments [Line Items]
Other investments	294,048	312,122
Other
Other Investments [Line Items]
Other investments	$ 20,029	$ 27,299